UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                      Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:        December 31, 2010
                                                      ------------------

Check here if Amendment [ X ];     Amendment Number:      2
                                                      ---------

     This Amendment (Check only one.):  [   ]   is a restatement.
                                        [ X ]   adds new holdings entries.


This filing is being amended to reflect the following formatting changes: decimal places removed from the
Dollar Value Total Column, Share amounts are no longer expressed as a multiple of 1000 and a Put/Call column has been added. The following Tickers have been a dded to this amended report: IWM and NEOP.


Institutional Investment Manager Filing this Report:

Name:         Greenwich Wealth Management, LLC
Address:      45 East Putnam Avenue Suite 109
              Greenwich, CT 06830

Form 13F File Number:  28-13145
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:                  Michael Freeburg
Title:                 Principal
Phone:                 (203) 618-0100

Signature, Place, and Date of Signing:

/s/ Michael Freeburg                      Greenwich, CT        November 14, 2012
--------------------                      -------------        -------------
   [Signature]                            [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE                     Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:             0
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Form 13F Information Table Entry Total:       100
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Form 13F Information Table Value Total:      682,616
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                                          (thousands)








List of Other Included Managers:

{None}

                                                         VALUE  SHARES/ SH/ PUT/INVSTM  OTVOTING AUTHORITY
    NAME OF ISSUER       TITLE OF CLASS      CUSIP    (x$1000)  PRN AMT PRN CALLDSCRET MAN   SOLE   SHANONE
ALCOA INC              COM                013817101      2,309    150000 SH N/A  SOLE N/A    150,000 0  0
AMARIN CORP PLC        SPON ADR NEW       023111206         82     10000 SH N/A  SOLE N/A     10,000 0  0
AMERICA MOVIL SAB DE CVSPON ADR L SHS     02364W105     14,335    250000 SH N/A  SOLE N/A    250,000 0  0
AMERICAN TOWER CORP    CL A               029912201      1,379     26705 SH N/A  SOLE N/A     26,705 0  0
AMPHENOL CORP NEW      CL A               032095101        982     18602 SH N/A  SOLE N/A     18,602 0  0
APPLIED MATLS INC      COM                038222105      1,456    103600 SH N/A  SOLE N/A    103,600 0  0
BANK OF AMERICA CORPORACOM                060505104      1,020     76450 SH N/A  SOLE N/A     76,450 0  0
BARCLAYS BK PLC        IPTH S&P VIX NEW   06740C261        316      8392 SH N/A  SOLE N/A      8,392 0  0
BLACKSTONE GROUP L P   COM UNIT LTD       09253U108      4,953    350042 SH N/A  SOLE N/A    350,042 0  0
BP PLC                 SPONSORED ADR      055622104      6,666    150916 SH N/A  SOLE N/A    150,916 0  0
CAPSTONE TURBINE CORP  COM                14067D102         10     10000 SH N/A  SOLE N/A     10,000 0  0
CENOVUS ENERGY INC     COM                15135U109      9,972    300000 SH N/A  SOLE N/A    300,000 0  0
CIGNA CORP             COM                125509109      7,332    200000 SH N/A  SOLE N/A    200,000 0  0
CISCO SYS INC          COM                17275R102     12,924    638865 SH N/A  SOLE N/A    638,865 0  0
COVENTRY HEALTH CARE INCOM                222862104      5,940    225000 SH N/A  SOLE N/A    225,000 0  0
DIAMOND OFFSHORE DRILLICOM                25271C102     15,380    230000 SH N/A  SOLE N/A    230,000 0  0
DOW CHEM CO            COM                260543103      5,135    150400 SH N/A  SOLE N/A    150,400 0  0
EBAY INC               COM                278642103      5,165    185575 SH N/A  SOLE N/A    185,575 0  0
ENCANA CORP            COM                292505104      8,736    300000 SH N/A  SOLE N/A    300,000 0  0
ENDO PHARMACEUTICALS HLCOM                29264F205     10,713    300000 SH N/A  SOLE N/A    300,000 0  0
ENSCO INTL INC         COM                26874Q100      8,277    155056 SH N/A  SOLE N/A    155,056 0  0
FIRST SOLAR INC        COM                336433107      1,089      8365 SH N/A  SOLE N/A      8,365 0  0
FLEXTRONICS INTL LTD   ORD                Y2573F102      7,850   1000000 SH N/A  SOLE N/A  1,000,000 0  0
FORD MTR CO DEL        COM PAR $0.01      345370860        234     13948 SH N/A  SOLE N/A     13,948 0  0
FRANKLIN RES INC       COM                354613101     16,682    150000 SH N/A  SOLE N/A    150,000 0  0
FREEPORT-MCMORAN COPPERCOM                35671D857     60,067    500180 SH N/A  SOLE N/A    500,180 0  0
FRONTIER COMMUNICATIONSCOM                35906A108        703     72212 SH N/A  SOLE N/A     72,212 0  0
GFI GROUP INC          COM                361652209      1,104    235300 SH N/A  SOLE N/A    235,300 0  0
GILEAD SCIENCES INC    COM                375558103        662     18268 SH N/A  SOLE N/A     18,268 0  0
GLAXOSMITHKLINE PLC    SPONSORED ADR      37733W105      4,965    126600 SH N/A  SOLE N/A    126,600 0  0
GOOGLE INC             CL A               38259P508      3,074      5175 SH N/A  SOLE N/A      5,175 0  0
GROUP 1 AUTOMOTIVE INC COM                398905109     19,126    458000 SH N/A  SOLE N/A    458,000 0  0
HEALTH NET INC         COM                42222G108      5,458    200000 SH N/A  SOLE N/A    200,000 0  0
HEWLETT PACKARD CO     COM                428236103     10,131    240640 SH N/A  SOLE N/A    240,640 0  0
HOME DEPOT INC         COM                437076102     10,524    300160 SH N/A  SOLE N/A    300,160 0  0
HOVNANIAN ENTERPRISES ICL A               442487203        125     30500 SH N/A  SOLE N/A     30,500 0  0
HSN INC                COM                404303109        723     23600 SH N/A  SOLE N/A     23,600 0  0
HUMANA INC             COM                444859102     16,422    300000 SH N/A  SOLE N/A    300,000 0  0
IAC INTERACTIVECORP    COM NEW            44919P300      1,693     59000 SH N/A  SOLE N/A     59,000 0  0
INGERSOLL-RAND COMPANY CL A               G4776G101     14,127    300000 SH N/A  SOLE N/A    300,000 0  0
INTEL CORP             COM                458140100      8,734    415300 SH N/A  SOLE N/A    415,300 0  0
INTERACTIVE BROKERS GROCOM                45841N107      1,291     72462 SH N/A  SOLE N/A     72,462 0  0
INTERNATIONAL BUSINESS COM                459200101     10,361     70600 SH N/A  SOLE N/A     70,600 0  0
INTERVAL LEISURE GROUP COM                46113M108        381     23600 SH N/A  SOLE N/A     23,600 0  0
INVESTMENT TECHNOLOGY GCOM                46145F105      4,168    254600 SH N/A  SOLE N/A    254,600 0  0
ISHARES TR             MSCI EMERG MKT     464287234        391      8200 SH N/A  SOLE N/A      8,200 0  0
ISHARES TR             MSCI EAFE IDX      464287465        322      5538 SH N/A  SOLE N/A      5,538 0  0
ISHARES TR             RUSSELL1000GRW     464287614        288      5032 SH N/A  SOLE N/A      5,032 0  0
ISHARES TR             RUS200 IDX ETF     464289446        476      6085 SH N/A  SOLE N/A      6,085 0  0
ISHARES TR INDEX       BARCLYS TIPS BD    464287176        490      4560 SH N/A  SOLE N/A      4,560 0  0
JABIL CIRCUIT INC      COM                466313103     10,246    510000 SH N/A  SOLE N/A    510,000 0  0
JDS UNIPHASE CORP      COM PAR $0.001     46612J507      2,172    150000 SH N/A  SOLE N/A    150,000 0  0
JP MORGAN CHASE & CO   COM                46625H100        931     21946 SH N/A  SOLE N/A     21,946 0  0
KNIGHT CAPITAL GROUP INCL A               499005106      8,302    602000 SH N/A  SOLE N/A    602,000 0  0
LEGG MASON INC         COM                524901105     16,322    450000 SH N/A  SOLE N/A    450,000 0  0
LIVE NATION ENTERTAINMECOM                538034109        397     34794 SH N/A  SOLE N/A     34,794 0  0
MANITOWOC INC          COM                563571908      1,967    150000 SH N/A  SOLE N/A    150,000 0  0
MARATHON OIL CORP      COM                565849106      7,406    200000 SH N/A  SOLE N/A    200,000 0  0
MEDICIS PHARMACEUTICAL CL A NEW           584690309      8,037    300000 SH N/A  SOLE N/A    300,000 0  0
MEMC ELECTR MATLS INC  COM                552715104      5,630    500000 SH N/A  SOLE N/A    500,000 0  0
MERCK & CO INC         COM                589331107     19,143    531170 SH N/A  SOLE N/A    531,170 0  0
MICROSOFT CORP         COM                594918104     16,790    601577 SH N/A  SOLE N/A    601,577 0  0
MONSANTO CO NEW        COM                61166W101        882     12667 SH N/A  SOLE N/A     12,667 0  0
NASDAQ OMX GROUP INC   COM                631103108      5,933    250000 SH N/A  SOLE N/A    250,000 0  0
NATIONAL OILWELL VARCO COM                637071101     18,640    277174 SH N/A  SOLE N/A    277,174 0  0
NEOPROBE  CORP         COM                640518106         68     33100 SH N/A  SOLE N/A     33,100 0  0
NOBLE CORPORATION      SHS                G65422100     12,520    350000 SH N/A  SOLE N/A    350,000 0  0
NVIDIA CORP            COM                67066G104      4,620    300000 SH N/A  SOLE N/A    300,000 0  0
NYSE EURONEXT          COM                629491101      4,846    161630 SH N/A  SOLE N/A    161,630 0  0
OCH ZIFF CAP MGMT GROUPCL A               67551U105      2,337    150000 SH N/A  SOLE N/A    150,000 0  0
ORACLE CORP            COM                68389X105      7,449    238000 SH N/A  SOLE N/A    238,000 0  0
OSHKOSH CORP           COM                688239201      8,250    234100 SH N/A  SOLE N/A    234,100 0  0
PARKER HANNIFIN CORP   COM                701094104     17,260    200000 SH N/A  SOLE N/A    200,000 0  0
PFIZER INC             COM                717081103      6,971    398138 SH N/A  SOLE N/A    398,138 0  0
PLUM CREEK TIMBER CO INCOM                729251108     41,899   1118800 SH N/A  SOLE N/A  1,118,800 0  0
POWERSHARES QQQ TRUST  UNIT SER 1         73935A104        529      9706 SH N/A  SOLE N/A      9,706 0  0
PRIDE INTL INC DEL     COM                74153Q102      3,300    100000 SH N/A  SOLE N/A    100,000 0  0
PROSHARES TR           PSHS ULTSH 20YRS   74347R297        275      7425 SH N/A  SOLE N/A      7,425 0  0
PROSHARES TR           ULTSHT RUS2000     74347R834        183     14595 SH N/A  SOLE N/A     14,595 0  0
QUALCOMM INC           COM                747525103      1,335     26977 SH N/A  SOLE N/A     26,977 0  0
QUANTA SVCS INC        COM                74762E102      1,066     53497 SH N/A  SOLE N/A     53,497 0  0
ROWAN COS INC          COM                779382100     13,615    390000 SH N/A  SOLE N/A    390,000 0  0
SCHWAB CHARLES CORP NEWCOM                808513105      7,272    425000 SH N/A  SOLE N/A    425,000 0  0
SKYWORKS SOLUTIONS INC COM                83088M102      5,726    200000 SH N/A  SOLE N/A    200,000 0  0
SPDR DOW JONES INDL AVRUT SER 1           78467X109        592      5118 SH N/A  SOLE N/A      5,118 0  0
SPDR TR                UNIT SER 1         78462F103        619      4919 SH N/A  SOLE N/A      4,919 0  0
TASER INTL INC         COM                87651B104        860    183000 SH N/A  SOLE N/A    183,000 0  0
TEREX CORP NEW         COM                880779103      6,230    200700 SH N/A  SOLE N/A    200,700 0  0
TESORO CORP            COM                881609101      7,473    403050 SH N/A  SOLE N/A    403,050 0  0
TOTAL S A              SPONSORED ADR      89151E109      8,033    150200 SH N/A  SOLE N/A    150,200 0  0
TRANSATLANTIC PETROLEUMSHS                G89982105         58     17500 SH N/A  SOLE N/A     17,500 0  0
TRANSOCEAN INC NEW     SHS                G90073100     17,028    244968 SH N/A  SOLE N/A    244,968 0  0
TYCO INTL LTD BERMUDA  SHS                G9143X208      8,288    200000 SH N/A  SOLE N/A    200,000 0  0
UBS AG                 SHS NEW            H89231338      3,459    210000 SH N/A  SOLE N/A    210,000 0  0
UNITED STATES NATL GAS UNIT               912318102        253     42250 SH N/A  SOLE N/A     42,250 0  0
UNITEDHEALTH GROUP INC COM                91324P102      9,064    251000 SH N/A  SOLE N/A    251,000 0  0
VALERO ENERGY CORP NEW COM                91913Y100     12,718    550100 SH N/A  SOLE N/A    550,100 0  0
VERIZON COMMUNICATIONS COM                92343V104     10,748    300400 SH N/A  SOLE N/A    300,400 0  0
WESTERN DIGITAL CORP   COM                958102105      8,475    250000 SH N/A  SOLE N/A    250,000 0  0
YAHOO INC              COM                984332106      1,663    100000 SH N/A  SOLE N/A    100,000 0  0